Significant Accounting Policies - Capitated Revenue (Details) - Capitated Revenue - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Capitated accounts receivable	$ 301,602	$ 1,174,916	$ 1,086,772
Additional revenue related to prior year premium risk adjustments			$ 150,681
Practical expedient for not adjusting effects of a significant financing component		true
Term for reconciliation and distribution of the reserve following end of each quarter	120 days	120 days
Term for reconciliation and distribution of the reserve following each year-end	21 months	21 months